ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 2,845,308	$ 1,084,852
Accounts payable on legacy beverage assets		250,000
Accrued liabilities	821,014	1,277,345
Payroll taxes payable	474	842
Sales tax payable	2,911
Developer royalties payable		84,332
Payable on Majesco acquisition (Note 5)	697,674	1,190,476
Accounts payable and accrued liabilities	$ 4,367,381	$ 3,887,847